Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/31/2014
Distribution Date:	8/15/2014

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law .This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	fixed

Currently Outstanding under the Global Registered Covered Bond Program			$1,537,520,000
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)			$12,200,675,000

Total Outstanding			$13,738,195,000

OSFI Covered Bond Limit(3)			$31,627,376,000

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		The Bank of Nova Scotia
Guarantor Entity		Scotiabank Covered Bond Limited Partnership
Seller, Servicer & Cash Manager		The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider		The Bank of Nova Scotia
Bond Trustee and Custodian		Computershare Trust Company of Canada
Covered Pool Monitor		KPMG LLP
Account Bank and GDA Provider		The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent		The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due for Payment Date.

(2) Covered Bonds issued under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

(3) The following information supersedes the information concerning the OSFI Covered Bond Limit provided in the Investor Report filed as an exhibit to the Form 10-D/A filed on July 25, 2014 : $31,627,376,000

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/31/2014
Distribution Date:	8/15/2014

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt	A2	A+	AA (low)	A-
Short-Term	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Stable	Negative

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(2)
A. Party Replacement
If the ratings of the Party falls below the level stipulated below, the party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 / BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls bellow the stipulated rating
	Moody's	Fitch	DBRS
(a) Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(3)	A3	BBB-	R-1(middle)/BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default and Triggers

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1)Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia U.S.$15 billion Global Registered Covered Bond Program.

(2)The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(3) The transfer of registered title to the Loans to the Guarantor may be deferred if (i) (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/31/2014
Distribution Date:	8/15/2014

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds		$1,537,520,000

A = Lesser of (i) LTV Adjusted Loan Balance and		9,885,754,305.11	A (i)	10,572,999,256.80
(ii) Asset Percentage Adjusted Loan Balance			A (ii)	9,885,754,305.11
B = Principal Receipts up to Calculation Date not otherwise applied		-	Asset Percentage:	93.5%
C = Cash Capital Contributions and advances under Intercompany Loan		-	Maximum Asset Percentage:	95.0%
D = Substitute Assets		-
E = (i) Reserve Fund balance and		-
(ii) Pre-Maturity Liquidity Ledger balance(2)		-
F = Negative Carry Factor Calculation		35,931,631.78
Total: A + B + C + D + E - F		9,849,822,673.33

Asset Coverage Test		PASS

Valuation Calculation(1)

Trading Value of Covered Bond(3)		1,563,888,468.00

A = lesser of (i) Present Value of outstanding loan balance of		10,644,479,488.36	A (i)	10,644,479,488.36
Performing Eligible Loans(4) and (ii) 80% of Latest Valuation of properties securing Performing Loans			A (ii)(5)	20,134,347,767.93
B = Principal Receipts up to Calculation Date not otherwise applied		-
C = Cash Capital Contributions and advances under Intercompany Loan		-
D = Trading Value of Substitute Assets
E = (i) Reserve Fund balance and
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F		10,644,479,488.36

Intercompany Loan Balance

Guarantee Loan		1,671,217,391.30
Demand Loan		9,548,782,608.70
Total		11,220,000,000.00

Portfolio Losses

Period End	Write off Amounts	Loss Percentage (annualized)
July 31, 2014	-	N/A

Portfolio Flow of Funds

		31-Jul-14
Cash Inflows
Principal Receipts		195,425,221.96
Proceeds for Sale of Loans		2,961,606.94
Revenue Receipts		51,678,919.72
Swap Receipts		-
Cash Outflows
Swap Payment		-
Intercompany Loan Interest(6)		(27,482,409.80)
Mortgage Purchase		(23,135,492.90)
Intercompany Loan Repayment(7)		(567,166,460.91)
Other Outflows(8)		(356,322.71)
Net Inflows/(Outflows)		(368,074,937.70)

(1) The indexation methodology used to account for subsequent price developments is based on (i) with respect to mortgaged properties located in the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through the Teranet - National Bank National Composite House Price IndexTM (the "House Price Index"), and (ii) for mortgaged properties located in all other areas of Canada, national residential statistics compiled by the Canadian Real Estate Association ("CREA"). The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The statistics derived by CREA are the average actual resale prices for residential properties in the related area, as well as overall figures for each province and territory of Canada.

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Trading value method is the last selling price as of the calculation date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of July, being 2.78%.

(5) The following information supersedes the information concerning A(ii) of the Valuation Calculation provided in the Investor Reports filed as exhibits to the Forms 10-D filed on March 14, 2014; April 15, 2014; May 15, 2014 and June 15, 2014 and the Forms 10-D/A filed on July 17, 2014 and July 25, 2014 : $18,243,175,672.00, $18,125,755,038.39, $17,997,560,588.00, $17,857,433,400.80, $18,348,427,619.20 and $17,723,165,201.60, respectively.

(6) The following information supersedes the information concerning the true-up payment to adjust from 3-month CDOR to 1-month CDOR over the period of July 29,2013 to June 12, 2014 provided in the Investor Report filed as an exhibit to the Form 10-D/A filed on July 25, 2014 : $14,291,378.57

(7) Cash settlement to occur on August 18, 2014.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/31/2014
Distribution Date:	8/15/2014

Portfolio Summary Statistics

Previous Month Ending Balance	$10,736,939,028
Current Month Ending Balance	$10,561,462,992
Number of Mortgage Loans in Pool	63,382
Average Loan Size	$166,632
Number of Primary Borrowers	53,896
Number of Properties	56,485

Weighted Average Current unindexed LTV of Loans in the Portfolio(1)(3)	57.29%
Weighted Average of Original LTV of Loans in the Portfolio(1)	63.60%
Weighted Average of Authorized LTV of Loans in the Portfolio(2)	78.49%
Weighted Average Seasoning of Loans in the Portfolio	29.19	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.07%
Weighted Average Original Term of Loans in the Portfolio	55.36	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	26.18	(Months)
Weighted Average Maturity of Outstanding Covered Bonds	56.87	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	63,345	99.94%	10,552,959,656	99.92%
30 to 59 Days Past Due	9	0.01%	2,001,784	0.02%
60 to 89 Days Past Due	8	0.01%	1,032,443	0.01%
90 or More Days Past Due	20	0.03%	5,469,108	0.05%
Total	63,382	100.00%	10,561,462,992	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	6,342	10.01%	1,216,477,758	11.52%
British Columbia	8,845	13.96%	2,038,385,657	19.30%
Manitoba	1,410	2.22%	173,366,848	1.64%
New Brunswick	1,491	2.35%	137,072,533	1.30%
Newfoundland	1,332	2.10%	153,696,434	1.46%
Northwest Territories	16	0.03%	2,080,918	0.02%
Nova Scotia	2,418	3.81%	257,303,287	2.44%
Nunavut	-	0.00%	-	0.00%
Ontario	31,488	49.68%	5,272,167,998	49.92%
Prince Edward Island	353	0.56%	32,476,741	0.31%
Quebec	7,978	12.59%	1,003,193,278	9.50%
Saskatchewan	1,561	2.46%	245,516,487	2.32%
Yukon	148	0.23%	29,725,054	0.28%
Total	63,382	100.00%	10,561,462,992	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	442	0.70%	65,663,375	0.62%
599 or less	570	0.90%	75,753,007	0.72%
600 - 650	1,173	1.85%	176,865,079	1.67%
651 - 700	3,087	4.87%	510,790,540	4.84%
701 - 750	6,942	10.95%	1,209,471,270	11.45%
751 - 800	11,182	17.64%	1,987,381,090	18.82%
801 and Above	39,986	63.09%	6,535,538,630	61.88%
Total	63,382	100.00%	10,561,462,992	100.00%

(1) With respect to STEP Loans, the Current unindexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(3) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/31/2014
Distribution Date:	8/15/2014

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	46,464	73.31%	7,746,105,680	73.34%
Variable	16,918	26.69%	2,815,357,312	26.66%
Total	63,382	100.00%	10,561,462,992	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	56,040	88.42%	8,887,141,244	84.15%
Non-STEP	7,342	11.58%	1,674,321,748	15.85%
Total	63,382	100.00%	10,561,462,992	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	-	0.00%	-	0.00%
Owner Occupied	63,382	100.00%	10,561,462,992	100.00%
Total	63,382	100.00%	10,561,462,992	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
3.4999 and Below	46,564	73.47%	8,203,904,711	77.68%
3.5000 - 3.9999	11,701	18.46%	1,733,357,797	16.41%
4.0000 - 4.4999	3,509	5.54%	443,278,026	4.20%
4.5000 - 4.9999	999	1.58%	116,213,543	1.10%
5.0000 - 5.4999	465	0.73%	52,103,850	0.49%
5.5000 - 5.9999	99	0.16%	9,230,957	0.09%
6.0000 - 6.4999	31	0.05%	2,696,486	0.03%
6.5000 - 6.9999	7	0.01%	416,991	0.00%
7.0000 - 7.4999	3	0.00%	138,229	0.00%
7.5000 - 7.9999	4	0.01%	122,402	0.00%
8.0000 - 8.4999	-	0.00%	-	0.00%
8.5000 and Above	-	0.00%	-	0.00%
Total	63,382	100.00%	10,561,462,992	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	9,592	15.13%	497,928,521	4.71%
20.01-25.00	3,602	5.68%	365,444,540	3.46%
25.01-30.00	4,063	6.41%	474,170,028	4.49%
30.01-35.00	4,322	6.82%	614,694,841	5.82%
35.01-40.00	4,588	7.24%	731,905,010	6.93%
40.01-45.00	4,430	6.99%	747,422,189	7.08%
45.01-50.00	4,348	6.86%	811,416,511	7.68%
50.01-55.00	4,979	7.86%	1,021,521,726	9.67%
55.01-60.00	5,789	9.13%	1,265,333,638	11.98%
60.01-65.00	6,909	10.90%	1,591,973,511	15.07%
65.01-70.00	6,161	9.72%	1,438,101,668	13.62%
70.01-75.00	3,309	5.22%	755,320,040	7.15%
75.01-80.00	1,159	1.83%	224,123,457	2.12%
80.01 and Above	131	0.21%	22,107,309	0.21%
Total	63,382	100.00%	10,561,462,992	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/31/2014
Distribution Date:	8/15/2014

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	12,146	19.16%	1,700,599,127	16.10%
12.00 - 23.99	17,476	27.57%	2,619,308,793	24.80%
24.00 - 35.99	20,196	31.86%	3,564,050,959	33.75%
36.00 - 41.99	11,237	17.73%	2,327,311,795	22.04%
42.00 - 47.99	592	0.93%	84,817,103	0.80%
48.00 - 53.99	438	0.69%	67,204,455	0.64%
54.00 - 59.99	670	1.06%	98,767,683	0.94%
60.00 - 65.99	419	0.66%	62,772,585	0.59%
66.00 - 71.99	26	0.04%	3,416,941	0.03%
72.00 and Above	182	0.29%	33,213,552	0.31%
Total	63,382	100.00%	10,561,462,992	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	23,834	37.60%	1,288,335,476	12.20%
100,000 - 149,999	11,781	18.59%	1,466,047,364	13.88%
150,000 - 199,999	9,142	14.42%	1,590,288,697	15.06%
200,000 - 249,999	6,326	9.98%	1,414,345,742	13.39%
250,000 - 299,999	4,391	6.93%	1,200,473,487	11.37%
300,000 - 349,999	2,649	4.18%	856,098,554	8.11%
350,000 - 399,999	1,710	2.70%	638,409,617	6.04%
400,000 - 449,999	995	1.57%	420,663,625	3.98%
450,000 - 499,999	726	1.15%	343,135,921	3.25%
500,000 - 549,999	450	0.71%	235,397,520	2.23%
550,000 - 599,999	336	0.53%	191,780,947	1.82%
600,000 - 649,999	213	0.34%	132,871,493	1.26%
650,000 - 699,999	165	0.26%	110,770,693	1.05%
700,000 - 749,999	105	0.17%	75,775,590	0.72%
750,000 - 799,999	91	0.14%	70,319,473	0.67%
800,000 - 849,999	75	0.12%	61,804,823	0.59%
850,000 - 899,999	70	0.11%	61,179,215	0.58%
900,000 - 949,999	52	0.08%	48,329,830	0.46%
950,000 - 999,999	35	0.06%	33,905,533	0.32%
1,000,000 or Greater	236	0.37%	321,529,392	3.04%
Total	63,382	100.00%	10,561,462,992	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	6,859	10.82%	1,006,444,477	9.53%
Single Family(1)	55,215	87.11%	9,312,834,656	88.18%
Multi Family(2)	1,168	1.84%	216,028,478	2.05%
Other	140	0.22%	26,155,382	0.25%
Total	63,382	100.00%	10,561,462,992	100.00%

(1) The following information supersedes the information concerning Single Family (Property Type) Percentage provided in the Investor Report filed as an exhibit to the Form 10-D/A filed on July 17, 2014 : 88.07%

(2) The following information supersedes the information concerning Multi Family (Property Type) Percentage provided in the Investor Report filed as an exhibit to the Form 10-D/A filed on July 17, 2014 : 1.94%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/31/2014
Distribution Date:	8/15/2014

Portfolio Current Indexed LTV and Delinquency Distribution by Province
Current LTV (%)(1)(2)(4)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(3)
Alberta	All	56,760,427	41,567,552	53,295,130	74,128,294	91,391,021	88,477,924	99,668,708	127,536,827	147,650,540	233,322,541	176,136,892	24,426,511	1,792,654	322,735	1,216,477,758	11.52%
Alberta	Current and Less Than 30 Days Past Due	56,760,427	41,567,552	53,295,130	74,128,294	91,391,021	88,256,327	99,668,708	127,536,827	147,420,099	232,668,555	176,136,892	24,426,511	1,792,654	322,735	1,215,371,734	99.91%
Alberta	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	358,930	-	-	-	-	358,930	0.03%
Alberta	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	295,056	-	-	-	-	295,056	0.02%
Alberta	90 Days or More Past Due	-	-	-	-	-	221,597	-	-	230,441	-	-	-	-	-	452,038	0.04%
British Columbia	All	101,236,075	81,497,453	88,827,640	127,533,484	139,293,158	155,092,054	150,495,751	175,439,868	201,953,052	236,689,166	283,955,818	238,301,973	54,349,533	3,720,632	2,038,385,657	19.30%
British Columbia	Current and Less Than 30 Days Past Due	101,236,075	81,497,453	88,827,640	127,533,484	139,293,158	154,568,901	150,495,751	172,894,800	201,953,052	236,492,759	283,955,818	238,301,973	54,349,533	3,720,632	2,035,121,029	99.84%
British Columbia	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	60 to 89 Days Past Due	-	-	-	-	-	178,329	-	-	-	-	-	-	-	-	178,329	0.01%
British Columbia	90 Days or More Past Due	-	-	-	-	-	344,824	-	2,545,068	-	196,406	-	-	-	-	3,086,298	0.15%
Manitoba	All	4,706,182	3,990,758	6,465,599	7,687,821	9,291,258	11,464,139	13,251,422	17,654,781	17,920,277	26,992,421	30,932,064	20,022,714	2,987,413	-	173,366,848	1.64%
Manitoba	Current and Less Than 30 Days Past Due	4,706,182	3,990,758	6,367,504	7,687,821	9,291,258	11,464,139	13,251,422	17,654,781	17,920,277	26,992,421	30,932,064	20,022,714	2,987,413	-	173,268,752	99.94%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	90 Days or More Past Due	-	-	98,095	-	-	-	-	-	-	-	-	-	-	-	98,095	0.06%
New Brunswick	All	4,339,603	3,375,191	4,393,290	5,118,081	5,987,620	8,023,406	8,539,619	9,323,173	12,152,657	15,475,297	27,851,226	21,850,373	8,279,407	2,363,590	137,072,533	1.30%
New Brunswick	Current and Less Than 30 Days Past Due	4,339,603	3,375,191	4,393,290	5,118,081	5,987,620	8,023,406	8,539,619	9,323,173	12,152,657	15,475,297	27,758,888	21,632,573	8,279,407	2,363,590	136,762,395	99.77%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	92,338	217,800	-	-	310,138	0.23%
Newfoundland	All	7,070,602	3,728,323	6,114,387	6,278,223	7,655,230	10,158,163	12,422,432	17,092,626	20,839,270	29,249,683	24,307,412	6,964,866	1,815,217	-	153,696,434	1.46%
Newfoundland	Current and Less Than 30 Days Past Due	7,070,602	3,728,323	6,114,387	6,278,223	7,655,230	10,158,163	12,422,432	17,092,626	20,722,720	29,249,683	24,307,412	6,964,866	1,815,217	-	153,579,884	99.92%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	116,550	-	-	-	-	-	116,550	0.08%
Newfoundland	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	All	239,067	92,197	-	-	224,650	328,529	98,913	374,427	-	-	-	-	325,470	397,666	2,080,918	0.02%
North West Territories	Current and Less Than 30 Days Past Due	239,067	92,197	-	-	224,650	328,529	98,913	374,427	-	-	-	-	325,470	397,666	2,080,918	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	9,180,772	7,761,151	9,044,624	9,242,091	13,604,692	14,792,674	14,300,810	17,842,863	21,911,593	25,369,247	35,671,342	44,350,441	28,073,992	6,156,996	257,303,287	2.44%
Nova Scotia	Current and Less Than 30 Days Past Due	9,180,772	7,761,151	9,044,624	9,242,091	13,604,692	14,792,674	14,300,810	17,842,863	21,911,593	25,369,247	35,671,342	44,350,441	28,073,992	6,107,994	257,254,285	99.98%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	49,002	49,002	0.02%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	258,827,621	183,597,822	251,109,636	308,718,605	376,250,219	368,179,319	419,404,833	554,997,557	717,097,018	873,912,850	669,876,294	226,545,831	58,268,793	5,381,600	5,272,167,998	49.92%
Ontario	Current and Less Than 30 Days Past Due	258,654,431	183,597,822	251,001,481	308,314,992	375,501,642	368,179,319	419,117,036	554,997,557	716,760,268	873,265,347	669,876,294	226,545,831	58,268,793	5,381,600	5,269,462,412	99.95%
Ontario	30 to 59 Days Past Due	151,445	-	58,167	207,303	419,458	-	-	-	336,751	362,359	-	-	-	-	1,535,482	0.03%
Ontario	60 to 89 Days Past Due	21,745	-	-	148,851	-	-	-	-	-	-	-	-	-	-	170,597	0.00%
Ontario	90 Days or More Past Due	-	-	49,988	47,458	329,119	-	287,797	-	-	285,145	-	-	-	-	999,507	0.02%
Prince Edward Island	All	886,757	653,450	888,028	994,725	1,464,748	1,611,123	1,300,540	2,603,755	2,629,832	2,542,598	4,717,391	5,423,960	4,471,366	2,288,468	32,476,741	0.31%
Prince Edward Island	Current and Less Than 30 Days Past Due	886,757	653,450	888,028	994,725	1,464,748	1,611,123	1,300,540	2,603,755	2,629,832	2,542,598	4,717,391	5,337,266	4,471,366	2,288,468	32,390,047	99.73%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	86,693	-	-	86,693	0.27%
		-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	43,825,953	31,879,605	42,180,377	60,847,304	69,178,348	70,879,638	72,108,634	70,755,872	92,219,035	107,253,414	139,968,042	145,626,089	55,890,289	580,679	1,003,193,278	9.50%
Quebec	Current and Less Than 30 Days Past Due	43,825,953	31,879,605	42,073,004	60,847,304	69,178,348	70,879,638	72,108,634	70,755,872	92,219,035	107,253,414	139,968,042	145,552,476	55,304,654	580,679	1,002,426,658	99.92%
Quebec	30 to 59 Days Past Due	-	-	107,372	-	-	-	-	-	-	-	-	-	-	-	107,372	0.01%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	185,218	-	185,218	0.02%
Quebec	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	73,613	400,417	-	474,030	0.05%
Saskatchewan	All	9,765,997	6,468,337	10,441,815	13,151,366	14,700,372	15,099,678	16,362,697	25,039,540	27,108,860	35,510,441	43,514,496	19,588,621	7,869,324	894,943	245,516,487	2.32%
Saskatchewan	Current and Less Than 30 Days Past Due	9,765,997	6,468,337	10,441,815	13,151,366	14,700,372	15,099,678	16,362,697	25,039,540	27,108,860	35,510,441	43,514,496	19,588,621	7,869,324	894,943	245,516,487	100.00%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,089,465	832,703	1,409,501	994,848	2,863,695	3,315,543	3,462,153	2,860,438	3,851,504	5,655,852	1,170,691	2,218,662	-	-	29,725,054	0.28%
Yukon	Current and Less Than 30 Days Past Due	1,089,465	832,703	1,409,501	994,848	2,863,695	3,315,543	3,462,153	2,860,438	3,851,504	5,655,852	1,170,691	2,218,662	-	-	29,725,054	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	497,928,521	365,444,540	474,170,028	614,694,841	731,905,010	747,422,189	811,416,511	1,021,521,726	1,265,333,638	1,591,973,511	1,438,101,668	755,320,040	224,123,457	22,107,309	10,561,462,992	100.00%
	Current and Less Than 30 Days Past Due	497,755,331	365,444,540	473,856,405	614,291,229	731,156,434	746,677,439	811,128,714	1,018,976,658	1,264,649,897	1,590,475,615	1,438,009,329	754,941,935	223,537,822	22,058,308	10,552,959,656	99.92%
	30 to 59 Days Past Due	151,445	-	165,539	207,303	419,458	-	-	-	336,751	721,289	-	-	-	-	2,001,784	0.02%
	60 to 89 Days Past Due	21,745	-	-	148,851	-	178,329	-	-	116,550	295,056	-	86,693	185,218	-	1,032,443	0.01%
	90 Days or More Past Due	-	-	148,084	47,458	329,119	566,421	287,797	2,545,068	230,441	481,551	92,338	291,413	400,417	49,002	5,469,108	0.05%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the cover pool while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/31/2014
Distribution Date:	8/15/2014

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.01	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	3,875,137	2,003,004	2,512,479	5,866,409	3,527,537	5,600,332	3,179,013	7,867,723	6,931,912	10,417,760	6,816,690	5,484,479	1,531,897	49,002	65,663,375	0.62%
<=599	3,591,584	3,885,014	5,132,155	8,834,092	6,986,318	5,507,875	3,978,099	5,563,247	6,163,972	9,640,071	8,481,504	5,758,379	2,230,699	-	75,753,007	0.72%
600-650	8,161,341	4,678,408	9,101,720	13,139,861	16,481,552	11,077,900	9,510,798	16,125,083	16,583,731	26,505,328	25,943,806	13,097,543	6,060,342	397,666	176,865,079	1.67%
651-700	20,972,578	14,422,811	24,972,999	31,110,642	35,957,861	34,521,289	32,177,335	36,350,742	55,722,506	74,829,286	87,277,336	45,808,344	14,737,526	1,929,287	510,790,540	4.84%
701-750	47,715,022	36,409,243	48,995,378	74,107,611	81,550,282	80,148,811	71,467,784	99,922,450	146,396,797	198,362,879	192,586,740	96,562,848	32,869,126	2,376,300	1,209,471,270	11.45%
751-800	63,834,702	55,765,381	71,859,333	92,045,322	114,090,887	123,808,101	135,847,446	195,751,726	263,346,081	350,843,834	315,539,249	155,118,601	44,992,351	4,538,076	1,987,381,090	18.82%
>800	349,778,157	248,280,680	311,595,964	389,590,905	473,310,572	486,757,881	555,256,037	659,940,756	770,188,639	921,374,354	801,456,343	433,489,846	121,701,517	12,816,978	6,535,538,630	61.88%
Total	497,928,521	365,444,540	474,170,028	614,694,841	731,905,010	747,422,189	811,416,511	1,021,521,726	1,265,333,638	1,591,973,511	1,438,101,668	755,320,040	224,123,457	22,107,309	10,561,462,992	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.